Stock-Based Compensation Plans and Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of changes in non-vested restricted stock units
Changes in non-vested restricted stock units ("Units") during the year ended December 31, 2016 were as follows (number of shares and $ in thousands, except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Non-vested as of December 31, 2015	426	$12.90	$4,991
Granted	223	$10.11
Vested	(277)	$10.91
Forfeited	(82)	$17.49
Non-vested as of December 31, 2016	290	$11.33	$3,578